Financial Instruments - Summary of Fair Value Measurements of Long-term Debt, Convertible Notes and Contingent Consideration (Details) - Recurring Measurements - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 177,913	$ 54,636
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	32,501
Convertible Notes
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		25,449
Level 2 | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	177,913	54,636
Level 2 | Convertible Notes
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		$ 25,449
Level 3 | Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 32,501